Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				$ 51,859,000	$ 51,859,000	$ 25,767,000
Ending balance	$ 13,453,000				13,453,000	51,859,000
Motive Capital Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				40,532,280	40,532,280
Ending balance	24,430,400				24,430,400	40,532,280
Fair Value, Inputs, Level 3 [Member] | Motive Capital Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,800,000	$ 598,630	$ 757,830	40,532,280	40,532,280
Transfers from Level 3				(32,839,330)
Change in fair value	20,000	2,201,370	(159,200)	(6,935,120)
Ending balance	$ 2,820,000	$ 2,800,000	$ 598,630	$ 757,830	$ 2,820,000	$ 40,532,280